Taxes On Income - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Corporate tax rate	26.50%	25.00%	25.00%
Minimum obligation to invest during five years period	$ 111,000
Undistributed earnings of foreign subsidiaries	134,976
Unrecognized deferred tax liability on undistributed earnings of foreign subsidiaries	24,543
Uncertain tax positions interest expense	6,214	20,857	15,032
Uncertain tax positions accrued interest	9,879	4,578
Minimum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate		15.00%
Maximum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate		20.00%
U S Federal
Operating Loss Carryforwards [Line Items]
U.S. federal loss carry forward	581,351
Operating loss carry forward expiration years	2018
U S State
Operating Loss Carryforwards [Line Items]
U.S. federal loss carry forward	135,816
U S State | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2015
U S State | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2024
Research And Development Tax Credit
Operating Loss Carryforwards [Line Items]
U.S. federal loss carry forward	$ 15,916
Research And Development Tax Credit | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2019
Research And Development Tax Credit | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2034
January 1, 2014 thereafter
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate				16.00%
Two Thousand Twelve
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate				15.00%
2013
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate				12.50%